Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Schedule II - Valuation and Qualifying Accounts

QTS REALTY TRUST, INC.
QUALITYTECH, LP

CONSOLIDATED FINANCIAL STATEMENTS
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
December 31, 2014

Year Ended December 31,	Balance at beginning of period	Charge to expenses	Additions/ (Deductions)	Balance at end of period
(dollars in thousands)
Allowance for doubtful accounts
2014	$945	$600	$2,203	$3,748
2013	456	545	(56)	945
2012	321	(192)	327	456
Valuation allowance for deferred tax assets
2014	$1,365	$—	$2,030	$3,395
2013	1,871	—	(506)	1,365
2012	144	—	1,727	1,871

Qualitytech, LP [Member]
Schedule II - Valuation and Qualifying Accounts

QTS REALTY TRUST, INC.
QUALITYTECH, LP

CONSOLIDATED FINANCIAL STATEMENTS
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
December 31, 2014

Year Ended December 31,	Balance at beginning of period	Charge to expenses	Additions/ (Deductions)	Balance at end of period
(dollars in thousands)
Allowance for doubtful accounts
2014	$945	$600	$2,203	$3,748
2013	456	545	(56)	945
2012	321	(192)	327	456
Valuation allowance for deferred tax assets
2014	$1,365	$—	$2,030	$3,395
2013	1,871	—	(506)	1,365
2012	144	—	1,727	1,871